World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2014

Dates Covered
Collections Period	11/01/14 - 11/30/14
Interest Accrual Period	11/17/14 - 12/14/14
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/14	254,214,577.57	17,937
Yield Supplement Overcollateralization Amount at 10/31/14	3,498,719.68	0
Receivables Balance at 10/31/14	257,713,297.25	17,937
Principal Payments	10,649,643.46	336
Defaulted Receivables	451,701.88	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/14	3,256,761.01	0
Pool Balance at 11/30/14	243,355,190.90	17,579

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	34.52%

Prepayment ABS Speed	1.22%

Overcollateralization Target Amount	10,950,983.59
Actual Overcollateralization	10,950,983.59

Weighted Average APR	3.45%
Weighted Average APR, Yield Adjusted	4.51%
Weighted Average Remaining Term	38.52

Delinquent Receivables:
Past Due 31-60 days	4,834,453.05	309
Past Due 61-90 days	1,293,692.91	81
Past Due 91 + days	109,202.19	9
Total	6,237,348.15	399

Total 31+ Delinquent as % Ending Pool Balance	2.56%

Recoveries	327,344.15

Aggregate Net Losses/(Gains) - November 2014	124,357.73
Current Net Loss Ratio (Annualized)	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.90%

Flow of Funds	$ Amount

Collections	11,643,122.82
Advances	4,709.70
Investment Earnings on Cash Accounts	1,665.61
Servicing Fee	(214,761.08)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,434,737.05

Distributions of Available Funds
(1) Class A Interest	134,039.24
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,370,714.27
(7) Distribution to Certificateholders	917,314.77
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,434,737.05

Servicing Fee	214,761.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 11/17/14	242,774,921.58
Principal Paid	10,370,714.27
Note Balance @ 12/15/14	232,404,207.31

Class A-1
Note Balance @ 11/17/14	0.00
Principal Paid	0.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-2
Note Balance @ 11/17/14	0.00
Principal Paid	0.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-3
Note Balance @ 11/17/14	120,917,921.58
Principal Paid	10,370,714.27
Note Balance @ 12/15/14	110,547,207.31
Note Factor @ 12/15/14	62.8109132%

Class A-4
Note Balance @ 11/17/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	107,515,000.00
Note Factor @ 12/15/14	100.0000000%

Class B
Note Balance @ 11/17/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	14,342,000.00
Note Factor @ 12/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	146,708.01
Total Principal Paid	10,370,714.27
Total Paid	10,517,422.28

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	61,466.61
Principal Paid	10,370,714.27
Total Paid to A-3 Holders	10,432,180.88

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2145302
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.1650334
Total Distribution Amount	15.3795636

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3492421
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.9245129
Total A-3 Distribution Amount	59.2737550

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/14	46,641.19
Balance as of 11/30/14	51,350.89
Change	4,709.70

Reserve Account
Balance as of 11/17/14	1,748,995.36
Investment Earnings	215.64
Investment Earnings Paid	(215.64)
Deposit/(Withdrawal)	-
Balance as of 12/15/14	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36